Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

As of June 30, 2020 and December 31, 2019, inventory consisted of the following:

	June 30, 2020	December 31, 2019
Raw materials	$25,648	$49,232
Finished goods	1,265,350	1,419,993
Reserve for obsolescence	(100,000)	(100,000)
Total inventory	$1,190,998	$1,69,225

As of December 31, 2019 and 2018, inventory consisted of the following:

	December 31,	December 31,
	2019	2018
Raw materials	$49,232	$48,576
Finished goods	1,319,993	875,131
Total inventory	$1,369,225	$923,707